Impairment of intangible assets and property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2018
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Schedule of Allocation of Goodwill	The allocation of goodwill as of December 31, 2018 is shown below:

(€ million)	Pharmaceuticals	Consumer Healthcare	Vaccines	Total
Goodwill	36,352	6,545	1,338	44,235

Summary of Net Impairment Losses of Other Intangible Assets

In 2018, 2017 and 2016, impairment testing of other intangible assets (excluding software) resulted in the recognition of net impairment losses as shown below:

(€ million)	2018	2017	2016
Impairment of other intangible assets (excluding software)	720	310	192

Marketed products	264	213	134
Pharmaceuticals(a)	258	23	134
Vaccines(b)	6	190	—
Research and development projects(c)	454	80	58
Other(d)	2	17	—

(a)

Impairment tests conducted on other intangible assets as of December 31, 2018 led to the recognition of an impairment loss of €183 million, mainly on the marketed product Lemtrada® in the United States.

(b)

The impairment loss recognized for the Vaccines segment in 2017 relates to intangible assets associated with the Dengue vaccine and arises from revisions to sales forecasts following results of long-term clinical trials and the resulting requirement to update the product label.

(c)	The impairment losses recognized in 2018 relate mainly to intangible assets of Ablynx and to other R&D intellectual property assets, including the MyoKardia programs.
(d)	Not included within the line item Impairment of intangible assets of the consolidated income statement (see Note B.4.)